Leases (Right-of-Use Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost			$ 153.0	$ 148.0
Accumulated depreciation			(49.3)	24.5
Right-of-use asset	$ 123.5	$ 123.5	103.7	123.5
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	123.5
Additions	4.8
Depreciation	(24.8)
Lease modification	0.1
Foreign exchange	0.1
Net carrying amount, end of year	103.7	123.5
Right-of-use asset at cost			153.0	148.0
Other Income (Loss)
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Sublease income	5.6	6.2
Office
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost			121.0	120.1
Accumulated depreciation			(32.5)	14.8
Right-of-use asset	88.5	105.3	88.5	105.3
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	105.3
Additions	0.8
Depreciation	(17.7)
Lease modification	0.1
Foreign exchange	0.0
Net carrying amount, end of year	88.5	105.3
Right-of-use asset at cost			121.0	120.1
Fleet Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost			20.4	17.0
Accumulated depreciation			(12.0)	7.0
Right-of-use asset	10.0	10.0	8.4	10.0
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	10.0
Additions	3.3
Depreciation	(5.0)
Lease modification	0.0
Foreign exchange	0.1
Net carrying amount, end of year	8.4	10.0
Right-of-use asset at cost			20.4	17.0
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost			11.6	10.9
Accumulated depreciation			(4.8)	2.7
Right-of-use asset	6.8	8.2	6.8	8.2
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	8.2
Additions	0.7
Depreciation	(2.1)
Lease modification	0.0
Foreign exchange	0.0
Net carrying amount, end of year	$ 6.8	$ 8.2
Right-of-use asset at cost			$ 11.6	$ 10.9